SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RMB exchange rate at balance sheets dates	6.5127	6.9370
Average exchange rate for each year	6.7547	6.6423	6.2264